Other disclosures - Risk Management and Principal Risks - Derivative assets (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	£ 1,833,456	£ 1,636,972
Counterparty netting	242,779	207,520
Cash collateral held	41,868	38,590
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	302,380	262,572
Counterparty netting	238,337	202,520
Net exposure	64,043	60,052
Cash collateral held	34,547	34,598
Net exposure less collateral	29,496	25,454
Derivatives | Foreign exchange derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	109,938	76,975
Counterparty netting	88,096	60,525
Net exposure	21,842	16,450
Derivatives | Interest rate derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	134,579	125,905
Counterparty netting	101,646	92,669
Net exposure	32,933	33,236
Derivatives | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	5,423	5,682
Counterparty netting	4,356	4,525
Net exposure	1,067	1,157
Derivatives | Equity and stock index derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	48,665	51,723
Counterparty netting	41,200	43,084
Net exposure	7,465	8,639
Derivatives | Commodity derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	3,775	2,287
Counterparty netting	3,039	1,717
Net exposure	£ 736	£ 570